Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Future Minimum Contractual Charter Revenue
The following table sets forth the Company’s future minimum contractual charter revenue based on vessels committed to non-cancelable time charter contracts as at December 31, 2024. For index-linked time charter contracts the calculation was made using the initial charter rates (these amounts do not include any assumed off-hire).

Twelve-month periods ending December 31,	Amount
2025	121,214
2026	33,511
2027	2,486
Total	157,211

Office Rental Obligations	The following table sets forth the Company’s undiscounted office rental obligations as at December 31, 2024:

Twelve-month periods ending December 31,	Amount
2025	125
2026	125
2027	125
2028	31
Total	406
Less: discount based on incremental borrowing rate	(124)
Present value of operating lease liability	282

Operating lease liability, current	93
Operating lease liability, non-current	189
Present value of operating lease liability	282